Fees Summary	Feb. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 0
Total Fee Amount	10,968.27
Total Transaction Valuation	79,422,695
Total Offset Amount	0
Net Fee	$ 10,968.27